intangible assets and goodwill - Business acquisitions - Prior period and subsequent to reporting period (Details) - CAD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Feb. 14, 2019	Jan. 14, 2019	Aug. 31, 2017
Major business combination
Business acquisition
Cash transferred			$ 89
Issuance of TELUS Corporation Common Shares			$ 38
Major business combination | Minimum
Business acquisition
Initial provision for the net identifiable assets acquired		$ 30
Major business combination | Maximum
Business acquisition
Initial provision for the net identifiable assets acquired		$ 40
Voxpro Limited
Business acquisition
Ownership interest in businesses acquired (as a percentage)				55.00%
Voxpro Limited | Goodwill
Business acquisition
Measurement period adjustment, increase	$ 19
Voxpro Limited | Provisions
Business acquisition
Measurement period adjustment, increase	$ 19